Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands, except for share data)

Condensed Balance Sheets

	As of December 31,
	2011	2012
	US$	US$
Current assets:
Cash and cash equivalents	49,237	672
Accounts receivable, net of allowance of US$248 and US$517 as of December 31, 2011 and 2012, respectively	13,651	8,427
Prepaid expenses and other current assets	62,462	128,634

Total current assets	125,350	137,733

Long term investments	26,697	75,584
Property and equipment, net	4	3
Intangible assets, net	1,488	3,663
Other non-current assets	300	129

Total Assets	153,839	217,112

Current liabilities:
Accounts payable	175	195
Receipt in advance	—	322
Deferred revenue	4,944	6,650
Accrued expenses and other current liabilities	536	1923

Total Liabilities	5,655	9,090

Shareholders’ Equity
Class A common shares
(US$0.0001 par value, 560,000,000 and 560,000,000 shares authorized; 55,953,690 and 136,120,102 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	6	13
Class B common shares
(US$0.0001 par value, 240,000,000 and 240,000,000 shares authorized; 160,664,773 and 105,152,531 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	16	11
Additional paid-in capital	157,064	208,426
Accumulated deficit	(11,743)	(2,313)
Treasury stock	—	(1,346)
Accumulated other comprehensive income	2,841	3,231

Total shareholders’ equity	148,184	208,022

Total Liabilities and Shareholders’ Equity	153,839	217,112

Condensed Statements of Comprehensive Income

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands)

Condensed Statements of Comprehensive Income

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net revenues
Consumer mobile security	6,113	17,793	19,395
Other services	1	65	780

Total net revenues	6,114	17,858	20,175

Cost of revenues	(299)	(791)	(2,098)

Gross profit	5,815	17,067	18,077

Operating expenses
Selling and marketing expenses	(978)	(1,575)	(2,142)
General and administrative expenses	(12,964)	(1,083)	(3,400)
Research and development expenses	(147)	(156)	(95)

Total operating expenses	(14,089)	(2,814)	(5,637)
Operating (loss)/gain	(8,274)	14,253	12,440

Interest income	—	406	99
Foreign exchange (loss)/gain, net	(15)	2,987	182
Other (expense)/income, net	(7)	306	459

(Loss)/income before income taxes and share of losses from subsidiaries	(8,296)	17,952	13,180

Income tax expense	—	(92)	(138)
Share of losses from subsidiaries	(1,531)	(7,609)	(3,612)

Net (loss) / income	(9,827)	10,251	9,430

Accretion of convertible redeemable preferred shares	(1,533)	(535)	—
Beneficial conversion feature of redeemable convertible preferred shares	(5,693)	—	—
Allocation of net income to participating preferred shareholders	—	(1,595)	—

Net (loss)/income attributable to common shareholders	(17,053)	8,121	9,430
Other comprehensive income
Foreign currency translation adjustments	689	1,249	390
Disposal of available-for-sale investments	(42)	—	—

Comprehensive (loss)/income attributable to NQ Mobile Inc.	(9,180)	11,500	9,820

Condensed Statement of Cash Flows

NQ MOBILE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

(In thousands)

Condensed Statement of Cash Flows

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net cash provided by/(used in) operating activities	972	(44,422)	(44,510)
Net cash used in investing activities	(16,042)	(1,390)	(3,629)
Net cash provided by/(used in) financing activities	28,894	81,160	(426)

Net increase/(decrease) in cash and cash equivalents	13,824	35,348	(48,565)

Cash and cash equivalents at the beginning of the year	65	13,889	49,237

Cash and cash equivalents at the end of the year	13,889	49,237	672